Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Jan. 12, 2022 USD ($) Subsidiary Tranches	Jan. 04, 2022 USD ($)
$55.0 Million Deutsche Bank Facility [Member]
Debt Financings [Abstract]
Face amount	$ 55,000
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary	5
Term of loan	5 years
Trailing period to maintain EBITDA to net interest expense ratio	12 months
Number of tranches drawn | Tranches	5
Magic Callisto [Member]
Vessel Acquisitions [Abstract]
Purchase price of acquired vessel		$ 23,550